Summary of Significant Accounting Policies - Impact of Adopting ASC 606 For Consolidated Balance Sheet (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounts receivable, net	$ 41,372	$ 48,250	$ 39,934	$ 27,840
Deferred contract costs	32,800	31,943	28,351	21,281
Long-term unbilled receivables		5,499	3,685	2,740
Other assets	$ 8,841	$ 8,252	4,798	6,398
Deferred revenue			60,600	46,233
As Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounts receivable, net			34,811	20,240
Other assets			9,221	10,193
Deferred revenue			84,074	66,623
Revision of Prior Period, Accounting Standards Update, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounts receivable, net			5,123	7,600
Deferred contract costs			28,351	21,281
Long-term unbilled receivables			3,685	2,740
Other assets			(4,424)	(3,795)
Deferred revenue			$ 23,474	$ 20,390